Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions		Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks		£ 211,644	£ 202,142
Cash collateral and settlement balances		123,955	107,862
Debt securities at amortised cost	[1]	35,245	27,303
Loans and advances at amortised cost to banks		10,433	8,961
Loans and advances at amortised cost to customers		137,559	146,243
Reverse repurchase agreements and other similar secured lending		1,293	725
Trading portfolio assets		165,095	133,771
Financial assets at fair value through the income statement		233,105	211,128
Derivative financial instruments		266,128	302,976
Financial assets at fair value through other comprehensive income		47,032	45,084
Investments in associates and joint ventures		27	26
Goodwill and intangible assets		1,531	1,665
Property, plant and equipment		1,305	1,379
Current tax assets		167	737
Deferred tax assets		4,795	4,583
Retirement benefit assets		4,140	4,743
Other assets		3,182	4,209
Total assets		1,246,636	1,203,537
Liabilities
Deposits at amortised cost from banks		26,964	20,124
Deposits at amortised cost from customers		280,856	271,455
Cash collateral and settlement balances		114,289	96,811
Repurchase agreements and other similar secured borrowing		25,156	11,965
Debt securities in issue		58,377	60,012
Subordinated liabilities		36,325	38,253
Trading portfolio liabilities		70,269	72,460
Financial liabilities designated at fair value		311,595	272,055
Derivative financial instruments		254,794	289,206
Current tax liabilities		347	422
Retirement benefit liabilities		180	184
Other liabilities		8,404	10,779
Provisions		732	858
Total liabilities		1,188,288	1,144,584
Equity
Called up share capital and share premium		2,348	2,348
Other equity instruments		11,304	10,691
Other reserves		(3,388)	(1,464)
Retained earnings		48,084	47,378
Total equity		58,348	58,953
Total liabilities and equity		£ 1,246,636	£ 1,203,537

[1]	For the fair value of debt securities at amortised cost see page 37.